OPERATIONS - Accounting effects arising from the closing of the Transaction (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint operations [line items]
Capital contribution in assets in FiBrasil by the Company	R$ 115,663,533	R$ 108,738,378
Results at FiBrasil on 07/02/21	7,086,109	6,581,663	R$ 7,214,676
Net equity	R$ 70,006,196	R$ 69,556,764	R$ 70,455,578	R$ 71,607,027
Number of common shares subscribed by CPDQ	800,000
Period of present value of capital increase to be paid	12 months
FiBrasil Infraestrutura e Fibra tica SA ("FiBrasil")
Disclosure of joint operations [line items]
Capital contribution in assets in FiBrasil by the Company	R$ 229,961
Results at FiBrasil on 07/02/21	(1,789)
FiBrasil Equity on 07/02/21, before closing	228,172
Cash capital subscription by CDPQ	205,000
Present value of the capital increase to be paid by CDPQ	264,540
Net equity	R$ 697,712
Number	1,199,900